GOF P31 11/22

SUPPLEMENT DATED NOVEMBER 15, 2022

TO THE PROSPECTUSES

DATED OCTOBER 1, 2022

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

FRANKLIN K2 LONG SHORT CREDIT FUND

(each a series of Franklin Alternative Strategies Funds)

The Prospectuses are amended as follows:

The Board of Trustees approved a change to the name of each of the Franklin K2 Alternative Strategies Fund and the Franklin K2 Long Short Credit Fund to be effective on or about January 17, 2023. All references to each Fund’s name will change to the new Fund name as listed below.

Current Fund Name	New Fund Name
Franklin K2 Alternative Strategies Fund	K2 Alternative Strategies Fund
Franklin K2 Long Short Credit Fund	K2 Long Short Credit Fund

Please keep this supplement with your prospectus for future reference.

GOF SA13 11/22

SUPPLEMENT DATED NOVEMBER 15, 2022

TO THE STATEMENTS OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2022

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

FRANKLIN K2 LONG SHORT CREDIT FUND

(each a series of Franklin Alternative Strategies Funds)

The statements of additional information are amended as follows:

The Board of Trustees approved a change to the name of each of the Franklin K2 Alternative Strategies Fund and the Franklin K2 Long Short Credit Fund to be effective on or about January 17, 2023. All references to each Fund’s current name will change to the new Fund name as listed below.

Current Fund Name	New Fund Name
Franklin K2 Alternative Strategies Fund	K2 Alternative Strategies Fund
Franklin K2 Long Short Credit Fund	K2 Long Short Credit Fund

Please keep this supplement with your statement of additional information for future reference.